Revenues (Details) - Schedule of Revenues Disaggregated by Service Lines	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Revenues Disaggregated [Line Items]
TOTAL OPERATING REVENUES	¥ 179,355,651	$ 1,138,477	¥ 46,568,529	¥ 463,718,851
Software and system development services [Member]
Schedule of Revenues Disaggregated [Line Items]
OPERATING REVENUES	125,618,177	797,373	21,874,517	234,732,715
TOTAL OPERATING REVENUES	125,618,177	797,373	21,874,517	234,732,715
Consulting and solution services [Member]
Schedule of Revenues Disaggregated [Line Items]
OPERATING REVENUES	2,800,620	17,777	22,435,120	228,986,136
TOTAL OPERATING REVENUES	2,800,620	17,777	22,435,120	228,986,136
Sale of NFTs [Member]
Schedule of Revenues Disaggregated [Line Items]
OPERATING REVENUES	50,936,854	323,327	2,258,892
TOTAL OPERATING REVENUES	¥ 50,936,854	$ 323,327	¥ 2,258,892